Business Combinations - Fair value of Illume Mobile assets acquired and liabilities assumed (Details ) (Illume Mobile [Member], Fair Value, USD $)	Jul. 31, 2012
Illume Mobile [Member] | Fair Value
Assets acquired:
Accounts receivable	$ 16,000
Other current assets	15,000
Property and equipment	26,000
Intangible assets	630,000
Goodwill	444,000
Total assets	1,131,000
Liabilities assumed:
Accounts payable and other accrued liabilities	39,000
Unearned revenue	37,000
Total liabilities assumed	76,000
Net assets acquired	1,055,000
Purchase consideration:
Cash paid at closing	250,000
Shares issued at closing	698,000
Earn out consideration	107,000
Total purchase consideration	$ 1,055,000